UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $166,301 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ASSETS TR INC         COM              024013104     1050    51181 SH       SOLE                    51181
APOLLO RESIDENTIAL MTG INC     COM              03763V102     1344    88056 SH       SOLE                    88056
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     8000  1000000 SH       SOLE                  1000000
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104     3505   448762 SH       SOLE                   448762
CAPITAL SR LIVING CORP         COM              140475104     7204   907339 SH       SOLE                   907339
CAPLEASE INC                   COM              140288101     7955  1969143 SH       SOLE                  1969143
COGDELL SPENCER INC            COM              19238U107    10795  2540000 SH       SOLE                  2540000
COUSINS PPTYS INC              COM              222795106     9083  1416991 SH       SOLE                  1416991
EQUITY LIFESTYLE PPTYS INC     COM              29472R108    12452   186709 SH       SOLE                   186709
FOREST CITY ENTERPRISES INC    CL A             345550107     3842   325000 SH       SOLE                   325000
GAYLORD ENTMT CO NEW           COM              367905106    15266   632390 SH       SOLE                   632390
GENERAL GROWTH PPTYS INC NEW   COM              370023103     9237   615000 SH       SOLE                   615000
GRAMERCY CAP CORP              COM              384871109     1743   697300 SH       SOLE                   697300
LENNAR CORP                    CL A             526057104     1965   100000 SH       SOLE                   100000
LOUISIANA PAC CORP             COM              546347105     5538   686284 SH       SOLE                   686284
LOWES COS INC                  COM              548661107    13210   520500 SH       SOLE                   520500
M/I HOMES INC                  COM              55305B101     4460   464576 SH       SOLE                   464576
MORGANS HOTEL GROUP CO         COM              61748W108     8128  1377603 SH       SOLE                  1377603
MPG OFFICE TR INC              COM              553274101     4000  2010100 SH       SOLE                  2010100
PULTE GROUP INC                COM              745867101     5836   924953 SH       SOLE                   924953
REDWOOD TR INC                 COM              758075402     7564   743000 SH       SOLE                   743000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605        0    20000 SH  CALL SOLE                    20000
STARWOOD PPTY TR INC           COM              85571B105     5225   282300 SH       SOLE                   282300
SUNSTONE HOTEL INVS INC NEW    COM              867892101    18396  2257212 SH       SOLE                  2257212
THOMAS PPTYS GROUP INC         COM              884453101      503   150925 SH       SOLE                   150925